Jan-10-05 11:14 From-NEW YORK STOCK EXCHANGE +2126565893 T-387 P.002/002 F-556

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05001205

Cert NYS

1-13444

NYSE

RECD S.E.C.
JAN 1 0 2005
081

January 10, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Corporate Asset Backed Corporation, on behalf of CABCO Series 2004-102 Trust (SBC Communications Inc.), CABCO Series 2004-102 Trust (SBC Communications Inc.) Collared Floating Rate Callable Certificates and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 10, 2005. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
JAN 1 2 2005
THOMSON
FINANCIAL